CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenues (including $8,943, $8,967 and $8,943 respectively, from related party) (Note 17 & 5)	$ 80,415	$ 86,127	$ 82,949
EXPENSES:
Voyage expenses (including$1,037, $1,040 and $1,015 respectively, to related party) (Note 11)	2,501	2,008	1,609
Operating lease expense (Note 6)	10,301	10,869	10,840
Vessel operating expenses (including$42, $46 and $11 respectively, to related party) (Note 11)	18,395	19,086	18,527
Dry-docking costs	0	3,152	0
Vessel depreciation (Note 4)	12,271	13,336	14,349
Management fees-related parties (Note 5)	3,050	2,266	2,200
General and administrative expenses (including$5,360, $6,360 and $6,360 respectively, to related party) (Note 5)	7,617	7,506	6,697
Operating income	26,280	27,904	28,727
OTHER EXPENSES:
Interest and finance costs (Note 12)	(23,406)	(23,496)	(22,989)
Interest income (including $-, $- and $277 respectively, from related party) (Note 5)	385	467	346
Equity (loss)/gain in unconsolidated joint ventures	(173)	159	(18)
Total other expenses, net	(23,194)	(22,870)	(22,661)
Net income	3,086	5,034	6,066
Less: Preferred shares dividend (Note 15)	0	0	(6,010)
Less: Deemed dividend on Series E Shares conversion	0	0	(22,426)
Net (Loss)/Income attributable to common shareholders	$ 3,086	$ 5,034	$ (22,370)
(Loss)/Earnings per common share, basic (Note 10) (in dollars per share)	$ 0.67	$ 1.09	$ (12.44)
(Loss)/Earnings per common share, diluted (Note 10) (in dollars per share)	$ 0.67	$ 1.09	$ (12.44)
Other Comprehensive Income:
Net income	$ 3,086	$ 5,034	$ 6,066
Change in foreign currency translation adjustments	697	0	0
Total Other Comprehensive Income	$ 3,783	$ 5,034	$ 6,066